Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,698,998	$ 3,646,291
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,698,998	$ 3,646,291